Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 16,763	$ 15,807	$ 18,589			$ 77,246
Over/Under lift	0	0	194			137
Taxes paid in kind	105	83	158			865
Other revenues	60	67	0			36
Total other revenues	134	603	(520)			1,309
Revenues	16,898	16,410	18,069	$ 33,307	$ 37,845	78,555
Commodity derivatives [member]
Disclosure of geographical areas [line items]
Physically settled commodity derivatives	(306)	(60)	94			488
Gain (loss) on commodity derivatives	276	513	(966)			(216)
Crude oil [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	9,390	7,610	10,242			40,948
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,637	3,766	2,919			14,070
Refined products [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,866	2,503	3,380			13,124
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,542	1,492	1,768			7,167
Transportation [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	163	304	240			1,033
Other sales [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 165	$ 132	$ 40			$ 903